Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The provision for income taxes consists of the following:

	Year ended April 30,		8-month Period ended December 31,	Year ended December 31,
	2011	2012	2012	2013
	HK$	HK$	HK$	HK$

Current tax
- Hong Kong	2,695	2,985	1,800	23,550
- PRC	30,411	13,826	4,276	3,429
- Other countries	-	-	-	609
Deferred tax	-	-	(2,732)	(23,854)
	33,106	16,811	3,344	3,734

Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
Reconciliations between the provision for income taxes computed by applying the Hong Kong profits tax to income before income tax expense are as follows:

	Year ended April 30,		8-month Period ended December 31,	Year ended December 31,
	2011	2012	2012	2013
	HK$	HK$	HK$	HK$

Provision for income taxes at Hong Kong profits tax rate	3,842	2,990	1,747	18,095
Effect of different tax rates in other jurisdictions	42,800	13,676	1,544	(5,456)
Effect of income not chargeable for tax purpose	(70,292)	(21)	(6)	(661)
Effect of expenses not deductible for tax purpose	56,740	818	19	12
Tax effect of unused tax losses not recognized	16	-	40	-
Tax effect of tax losses utilized	-	-	-	(593)
Over provision in previous years	-	(652)	-	(7,663)
	33,106	16,811	3,344	3,734

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The components of deferred tax (liability)/asset recognized are as follows:

	April 30,	December 31,	December 31,
	2012	2012	2013
	HK$	HK$	HK$

Deferred tax (liability)/asset:
Net operating loss carry forwards	-	-	-
Reversal/(Accelerated) tax depreciation	(15,156)	(11,629)	12,225
Others	652	-	-

Net deferred tax (liability)/asset	(14,504)	(11,629)	12,225